Net Income (Loss) per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss)	$ 132	$ (3,460)
After tax effect of debt interest	1	0
Net income (loss) after tax effected debt interest	$ 133	$ (3,460)
Denominator
Basic weighted average number of shares outstanding (in shares)	1,281,554,559	1,266,268,155
Diluted weighted average number of shares (in shares)	1,295,511,385	1,266,268,155
Basic (in dollars per share)	$ 0.10	$ (2.73)
Diluted (in dollars per share)	$ 0.10	$ (2.73)
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	1,209,186	30,627,560
Stock options
Denominator
Weighted average effect of dilutive securities (in shares)	4,586,659	0
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	150,558	14,008,761
Restricted share units
Denominator
Weighted average effect of dilutive securities (in shares)	2,974,367	0
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	1,058,628	10,218,906
Convertible senior notes
Denominator
Weighted average effect of dilutive securities (in shares)	6,388,480	0
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	0	6,388,480
Deferred share units
Denominator
Weighted average effect of dilutive securities (in shares)	7,320	0
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	0	11,413